SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C 20549


                                    Form N-1A

                   REGISTRATION STATEMENT (NO. 2-52698) UNDER
                           THE SECURITIES ACT OF 1933

                           Pre-Effective Amendment No.
                         Post-Effective Amendment No. 54

                                       and

                     REGISTRATION STATEMENT (811-2554) UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 56

                         VANGUARD MONEY MARKET RESERVES
               (Exact Name of Registrant as Specified in Charter)

                  Post Office Box 2600, Valley Forge, PA 19482
                     (Address of Principal Executive Office)

          It is proposed that this filing become effective: On May 29, 1998 pursuant to paragraph (b) of Rule 485.

       Approximate Date of Proposed Public Offering As soon as practicable after this Registration Statement becomes effective.

We have elected to register an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. We filed our Rule 24f-2 Notice for the year ended November 30, 1997 on February 27, 1998.


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                              VANGUARD ADMIRAL FUNDS
                         VANGUARD ASSET ALLOCATION FUND
                            VANGUARD BOND INDEX FUND
                           VANGUARD EQUITY INCOME FUND
                      VANGUARD FIXED INCOME SECURITIES FUND
                      VANGUARD GROWTH AND INCOME PORTFOLIO
                         VANGUARD MONEY MARKET RESERVES
                          VANGUARD PREFERRED STOCK FUND
                         VANGUARD/WELLESLEY INCOME FUND
                            VANGUARD/WELLINGTON FUND
                             VANGUARD/WINDSOR FUNDS
                 ----------------------------------------------

                              PROSPECTUS SUPPLEMENT
                                  May 29, 1998

         Effective May 29, 1998, the above funds have been reorganized into Delaware business trusts. Previously, all were Maryland corporations except for Preferred Stock Fund, which was a Pennsylvania common law trust. The fund reorganizations were approved by shareholders at special meetings held May 1 and May 29, 1998. Please note that the funds' investment objectives, policies, and managers, and all other matters discussed in the prospectus, remain the same.



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                                INDEX TO EXHIBITS

Declaration of Trust..........................................EX-99.B1
ByLaws........................................................EX-99.B2